MINERAL PROPERTY, PLANT AND EQUIPMENT (Details Narrative) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Statement [Line Items]
General and administrative expenses		$ 3,940	$ 3,837
Descrption of Silver Production Royalty	completion of the five investment tranches for a total of US$60,000 ($82,088), the Royalty Holder has the right to receive an aggregate 10% of the payable gold production and 30% of the payable silver production from the Pebble Project	completion of the five investment tranches for a total of US$60,000 ($82,088), the Royalty Holder has the right to receive an aggregate 10% of the payable gold production and 30% of the payable silver production from the Pebble Project
Depreciation		$ 172	162
Royalty Agreements
Statement [Line Items]
Descrption of Silver Production Royalty	five investment tranches of US$12,000 each, in return for the right to receive up to 10% of the payable gold production and 30% of the payable silver production from the Pebble Project	five investment tranches of US$12,000 each, in return for the right to receive up to 10% of the payable gold production and 30% of the payable silver production from the Pebble Project
Description of royalty	the Group received the full investment as follows: US$12,000 ($15,463) on July 26, 2022, US$2,000 ($2,761) instalment towards the second tranche on November 13, 2023, US$10,000 ($13,826) on July 25, 2024, which completed the second tranche investment, US$12,000 ($16,459) on June 2, 2025, US$12,000 ($16,730) on September 25, 2025, and US$12,000 ($16,849) on October 20, 2025	the Group received the full investment as follows: US$12,000 ($15,463) on July 26, 2022, US$2,000 ($2,761) instalment towards the second tranche on November 13, 2023, US$10,000 ($13,826) on July 25, 2024, which completed the second tranche investment, US$12,000 ($16,459) on June 2, 2025, US$12,000 ($16,730) on September 25, 2025, and US$12,000 ($16,849) on October 20, 2025
Receiving from investor	$ 60
ROU Assets
Statement [Line Items]
General and administrative expenses		$ 108	105
Depreciation		$ 170	$ 159